Retirement Plans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
Employee contribution	3.00%
Plan expenses	$ 181,000	$ 164,000
Supplemental Employee Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Unfunded benefit obligation	5,521,000	4,901,000
Defined benefit plan change in benefit obligation [Roll Forward]
Benefit obligation, January 1	4,901,000	4,029,000
Service cost	417,000	650,000
Interest cost	268,000	222,000
Benefits paid	(65,000)	0
Accrued liability at December 31	5,521,000	4,901,000
Defined benefit plan net periodic benefit cost [Abstract]
Service cost	417,000	650,000
Interest cost	268,000	222,000
Net periodic benefit cost	$ 685,000	$ 872,000
Discount rate of benefit obligation	5.50%	5.50%
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
Estimated annual benefit payments for 2019	$ 286,610
Estimated annual benefit payments for 2020	605,835
Estimated annual benefit payments for 2021	605,835
Estimated annual benefit payments for 2022	605,835
Estimated annual benefit payments for 2023	605,835
Estimated annual benefit payments, thereafter	$ 6,018,904